                                                ROXBURY FUNDS

                                                SOCIALLY RESPONSIBLE PORTFOLIO

TRUSTEES
Robert H. Arnold
Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards, Jr.

OFFICERS
Robert J. Christian, PRESIDENT
Eric Cheung, VICE PRESIDENT
Joseph M. Fahey, Jr., VICE PRESIDENT
John R. Giles, VICE PRESIDENT
Fred Filoon, VICE PRESIDENT
Pat Colletti, TREASURER

INVESTMENT ADVISER
Roxbury Capital Management, LLC
100 Wilshire Boulevard., Suite 600
Santa Monica, CA 90401

CUSTODIAN
Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE 19890

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

ADMINISTRATOR,
TRANSFER AGENT AND
ACCOUNTING AGENT
PFPC Inc.
400 Bellevue Parkway                                   SEMI-ANNUAL
Wilmington, DE 19809                                DECEMBER 31, 2000



THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE ROXBURY SOCIALLY RESPONSIBLE PORTFOLIO.

WROX-SEMI-12/00

Roxbury Socially Responsible Fund
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

ASSETS:
Investment in Series, at value                                          $           45,548
Receivable due from advisor                                                          5,229
Unamortized organization costs                                                      11,929
Other assets                                                                         2,681
                                                                        ------------------

Total assets                                                                        65,387
                                                                        ------------------

LIABILITIES:

Other accrued expenses                                                              16,043
                                                                        ------------------

Total Liabilities                                                                   16,043
                                                                        ------------------

NET ASSETS                                                              $           49,344
                                                                        ==================

NET ASSETS CONSIST OF:

Paid-in capital                                                                     50,000
Undistributed net investment loss                                                      (21)
Net unrealized depreciation of investments                                            (635)
                                                                        ------------------

NET ASSETS                                                              $           49,344
                                                                        ==================

Shares of beneficial interest outstanding                                           10,000
                                                                        ------------------

NET  ASSETS VALUE, offering and redemption price per share ($0.01 par value, unlimited authorized shares):
     Class A Shares                                                     $             4.93
                                                                        ==================

Maximum offering price per share (100/94.50 of $4.93)                   $             5.22
                                                                        ==================

Roxbury Socially Responsible Fund
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the period December 14, 2000(1) through December 31, 2000 (Unaudited)


INVESTMENT INCOME:
         Investment income from Series                                         $           13
         Expenses from Series                                                             (32)
                                                                               --------------

              Net investment income from Series                                           (19)
                                                                               --------------

EXPENSES:

         Administration and accounting fees                                             2,323
         Custody fees                                                                      52
         Transfer agent fees                                                            1,407
         Trustees' fees                                                                    16
         Registration fees                                                                579
         Reports to shareholders                                                        1,206
         Professional fees                                                                882
         Amortization of organizational expenses                                        1,043
         Other                                                                             45
                                                                               --------------

            Total expenses before fee waivers and reimbursements                        7,553
            Fees waived and expenses reimbursed                                        (7,551)
                                                                               --------------

               Total expenses, net                                                          2
                                                                               --------------

         Net investment income (loss)                                                     (21)
                                                                               --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                      (635)
                                                                               --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $         (656)
                                                                               ==============




(1) Commencement of operations.

Roxbury Socially Responsible Fund
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the period December 14, 2000(1) through December 31, 2000 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS:
Operations:

       Net investment loss                                             $            (21)
       Net change in unrealized appreciation (depreciation)
           of investments                                                          (635)
                                                                       ----------------

       Net decrease in net assets resulting from operations                        (656)
                                                                       ----------------

Portfolio share transactions (a):
       Proceeds from shares sold                                                 50,000
                                                                       ----------------

Net increase in net assets from Portfolio
       share transactions                                                        50,000
                                                                       ----------------
Total increase in net assets                                                     49,344

NET ASSETS:
       Beginning of period                                                            -
                                                                       ----------------

       End of period                                                   $         49,344
                                                                       ================

(a)TRANSACTIONS IN CAPITAL SHARES WERE:
       Shares sold                                                               10,000
                                                                       ----------------
       Net increase (decrease) in shares                                         10,000
       Shares outstanding - Beginning of period                                       -
                                                                       ----------------
       Shares outstanding - End of period                                        10,000
                                                                       ================


(1) Commencement of operations.

Roxbury Socially Responsible Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding thoroughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                                                FOR THE PERIOD
                                                                             DECEMBER 14, 2000 (1)
                                                                                   THROUGH
                                                                              DECEMBER 31, 2000*
                                                                                 (UNAUDITED)
                                                                             ---------------------
NET ASSET VALUE - BEGINNING OF PERIOD                                        $                5.00
                                                                             ---------------------

INVESTMENT OPERATIONS:
   Net investment income                                                                      0.00
   Net realized and unrealized gain (loss) on investments                                    (0.07)
                                                                             ---------------------

Total from investment operations                                                             (0.07)
                                                                             ---------------------

NET ASSET VALUE - END OF PERIOD                                              $                4.93
                                                                             =====================

TOTAL RETURN(2)                                                                              -1.40%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses(3)
      Including expense limitations                                                           1.55%
      Excluding expense limitations                                                              NM
  Net investment income(3)                                                                   -0.97%
Portfolio Turnover(2)                                                                           -
Net assets at end of period (000 omitted)                                    $                  49

(1) Commencement of operations.
(2) Not Annualized.
(3) Annualized.
(*) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Roxbury Socially Responsible Series (the "Series") and the portfolio turnover reflects investment activity of the Series.
NM Not Meaningful

ROXBURY FUNDS -- SOCIALLY RESPONSIBLE PORTFOLIO
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUND. Roxbury Socially Responsible Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund are contained in separate reports to their shareholders.

   The Portfolio has three classes of shares: Class A, Clas B and Class C. As of December 31, 2000, only Class A shares are offered to the public.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Socially Responsible Series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolio:

   VALUATION OF INVESTMENT IN SERIES. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

   INVESTMENT INCOME. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among the Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to the class.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the period ended December 31, 2000, $51,000 was contributed to and $3,798 was withdrawn from the Series.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Roxbury Capital Management, LLC. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

   PFPC also serves as transfer agent and dividend disbursing agent of the Portfolio pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolio.

   Roxbury Capital Management, LLC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.55% of the average daily net assets of the Portfolio. This undertaking will remain in place until the Board of Trustees approves its termination.

WT INVESTMENT TRUST I -- SOCIALLY RESPONSIBLE SERIES
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT / DECEMBER 31, 2000 (UNAUDITED)

(The following pages should be read in conjunction with the Portfolio's Financial Statements.)

WT INVESTMENT TRUST I - SOCIALLY RESPONSIBLE SERIES
---------------------------------------------------
     INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
     (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

COMMON STOCK - 62.3%
COMMUNICATION & BROADCASTING - 8.3%                                         QUANTITY          MARKET VALUE
                                                                           ----------      ---------------
Viacom, Inc. (B Shares)*                                                       20                     $935
Vodafone Group PLC, ADR                                                        25                     $895
Qwest Communications International, Inc.*                                      25                   $1,025
Univision Communications, Inc.*                                                25                   $1,023
                                                                                           ---------------
                                                                                                    $3,878
                                                                                           ---------------
COMPUTER SERVICES - 4.9%
EMC Corp.*                                                                     15                     $998
Oracle Corp.*                                                                  45                   $1,308
                                                                                           ---------------
                                                                                                    $2,306
                                                                                           ---------------
FINANCE & INSURANCE - 12.9%
FINANCIAL SERVICES - 2.2%
Citigroup, Inc.                                                                20                   $1,021
                                                                                           ---------------

INSURANCE CARRIERS - 1.1%
American International Group, Inc.                                             5                      $492
                                                                                           ---------------

SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 2.9%
American Express Co.                                                           25                   $1,373
                                                                                           ---------------

SECURITY & COMMODITY BROKERS, DEALERS & SERVICES - 6.7%
Charles Schwab Corp.                                                           30                     $851
Goldman Sachs Group, Inc.                                                      10                   $1,069
Morgan Stanley Dean Witter & Co.                                               15                   $1,189
                                                                                           ---------------
                                                                                                    $3,109
                                                                                           ---------------
                                                                                                    $5,995
                                                                                           ---------------
MANUFACTURING - 29.3%
BIOTECHNOLOGY - 2.1%
Amgen, Inc.*                                                                   15                     $959
                                                                                           ---------------

COMPUTERS & OFFICE EQUIPMENT - 10.4%
Cisco Systems, Inc.*                                                           40                   $1,530
Intel Corp.                                                                    45                   $1,353
Sun Microsystems, Inc.*                                                        70                   $1,951
                                                                                           ---------------
                                                                                                    $4,834
                                                                                           ---------------

ELECTRONICS - 3.6%
Texas Instruments, Inc.                                                        35                   $1,658
                                                                                           ---------------

PHARMACEUTICAL PREPARATIONS - 1.9%
Pfizer, Inc.                                                                   20                     $920
                                                                                           ---------------

PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 4.9%
Guidant Corp.*                                                                 20                   $1,079
Medtronic, Inc.                                                                20                   $1,208
                                                                                           ---------------
                                                                                                    $2,287
                                                                                           ---------------

TELECOMMUNICATIONS EQUIPMENT - 6.4%
Nokia Corp., ADR                                                               35                   $1,523
Nortel Networks Corp. (Holding Co.)                                            45                   $1,443
                                                                                           ---------------
                                                                                                    $2,966
                                                                                           ---------------
                                                                                                   $13,624
                                                                                           ---------------
WHOLESALE & RETAIL TRADE - 6.9%
RETAIL BUILDING MATERIAL - 3.5%
Home Depot, Inc.                                                               35                   $1,599
                                                                                           ---------------


WHOLESALE MISCELLANEOUS - 3.4%
Costco Wholesale Corp.*                                                        40                   $1,598
                                                                                           ---------------
                                                                                                    $3,197
                                                                                           ---------------
TOTAL COMMON STOCK (Cost $29,648)                                                                  $29,000
                                                                                           ---------------
SHORT-TERM INVESTMENTS - 10.1%
Sansom Street Fund - Money Market Portfolio                                   2344                  $2,344
Temp Cash Fund - Dollar Series                                                2344                  $2,344
                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,688)                                                          $4,688
                                                                                           ---------------
TOTAL INVESTMENTS (Cost $34,336) - 72.4%                                                           $33,688
                                                                                           ---------------
OTHER ASSETS AND LIABILITIES, NET - 27.6%                                                          $12,847
                                                                                           ---------------
NET ASSETS - 100%                                                                                  $46,535
                                                                                           ===============

WT Investment Trust I - Socially Responsible Series
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

ASSETS:
Investment in securities, at value*                  $             33,688
Receivable due from advisor                                         2,051
Cash                                                               14,638
Dividends receivable                                                   14
                                                     --------------------

Total assets                                                       50,391
                                                     --------------------

LIABILITIES:
Payable for investments purchased                                   1,772
Other accrued expenses                                              2,084
                                                     --------------------

Total Liabilities                                                   3,856
                                                     --------------------

NET ASSETS                                           $             46,535
                                                     ====================

*Investments at cost                                 $             34,336


WT Investment Trust I - Socially Responsible Series
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the period December 14, 2000(1) through December 31, 2000 (Unaudited)


INVESTMENT INCOME:
     Interest                                                                          $                14
                                                                                       -------------------
         Total investment income                                                                        14
                                                                                       -------------------

EXPENSES:
     Advisory fees                                                                                      16
     Administration and accounting fees                                                                  2
     Custody fees                                                                                      563
     Professional fees                                                                               1,342
     Trustees' fees                                                                                     16
     Other                                                                                             161
                                                                                       -------------------

        Total expenses before fee waivers and expense reimbursements                                 2,100
        Fees waived and expenses reimbursed                                                         (2,067)
                                                                                       -------------------

            Total expenses, net                                                                         33
                                                                                       -------------------

     Net investment income (loss)                                                                      (19)
                                                                                       -------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                                   (648)
                                                                                       -------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $              (667)
                                                                                       ===================


(1) Commencement of operations.

WT Investment Trust I - Socially Responsible Series
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the period December 14, 2000(1)  through December 31, 2000 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
       Net investment income (loss)                                   $           (19)
       Net change in unrealized appreciation (depreciation)
            of investments                                                       (648)
                                                                      ---------------
Net decrease in net assets resulting
       from operations                                                           (667)
                                                                      ---------------
Transactions in beneficial interests:
       Contributions                                                           51,000
       Withdrawals                                                             (3,798)
                                                                      ---------------
Net increase in net assets from
       transactions in beneficial interest                                     47,202
                                                                      ---------------
Total increase in net assets                                                   46,535

NET ASSETS:
       Beginning of period                                                          -
                                                                      ---------------
       End of period                                                  $        46,535
                                                                      ===============



(1) Commencement of operations.

WT INVESTMENT TRUST I -- SOCIALLY RESPONSIBLE SERIES
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. DESCRIPTION OF THE TRUST. Socially Responsible Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   SECURITY VALUATION. Portfolio securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, such securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

   FEDERAL INCOME TAXES. The Series is treated as a partnership entity for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury"), provides investment advisory services to the Series. For its services, Roxbury receives a fee of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next $1 billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion.

   Roxbury Capital Management, LLC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.55% of the average daily net assets of the Portfolio. This undertaking will remain in place until the Board of Trustees approves its termination.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   Wilmington Trust Company serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. INVESTMENT SECURITIES. During the period ended December 31, 2000, the Series cost of securities purchased and proceeds from securities sold (excluding short-term investments) were $29,648 and $0 respectively.

5. FINANCIAL HIGHLIGHTS. Financial Highlights were as follows:


                                                                          FOR THE PERIOD
                                                                     DECEMBER 14,2000(1) THROUGH
                                                                          DECEMBER 31, 2000
   Total return**.........................................................     (1.40)%
   Ratios to average net assets:
      Expenses
         Including expense limitations* ..................................      1.55%
         Excluding expense limitations* ..................................     NM
      Net investment income*..............................................     (0.97)%
      Portfolio turnover**................................................      -

*     Annualized.
**    Not annualized.
NM    Not meaningful.
1     Commencement of operations.